Supplemental Disclosures (Schedule of Supplemental Cash Flow Disclosures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosures [Line Items]
Assets acquired, excluding cash	$ 380	$ 214	$ 867
Liabilities assumed	(42)	(21)	(176)
Shares issued (7.6 million shares in 2010)	0	0	(183)
Contingent/deferred purchase consideration	(46)	(33)	(81)
Net cash outflow for current year acquisitions	230	160	427
Purchase of other intangible assets	3	4	3
Deferred purchase consideration from prior years' acquisitions	59	11	62
Subtotal	292	175	492
Cash paid into escrow for future acquisition	0	62	0
Net cash outflow for acquisitions	292	237	492
Interest paid	183	188	232
Income taxes paid, net of refunds	350	37	39
Shares issued			7.6
Released Cash Held in Escrow [Member]
Supplemental Disclosures [Line Items]
Released from escrow in 2012	$ (62)	$ 0	$ 0